Share of profit after tax of equity accounted units	12 Months Ended
Dec. 31, 2021
Share of profit (loss) of associates and joint ventures accounted for using equity method [abstract]
Share of profit after tax of equity accounted units
7 Share of profit after tax of equity accounted units

Rio Tinto share	2021 US$m	2020 US$m	2019 US$m
Sales revenue(a)	3,181	2,490	2,358
Operating costs	(1,435)	(1,439)	(1,812)
Profit before finance items and taxation	1,746	1,051	546
Finance items	(58)	(59)	(65)
Share of profit after tax of equity accounted units	13	23	10
Profit before taxation	1,701	1,015	491
Taxation	(659)	(363)	(190)
Profit for the year	1,042	652	301
(a) Sales revenue of equity accounted units includes sales by equity accounted units to Group subsidiaries.
Further information relating to the Group’s interests in joint ventures and associates is given in notes 34 and 35.